Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 439,195	$ 115,551
Other current assets	11,255	7,055
Total current assets	450,450	122,606
Non-current assets
Property, plant and equipment	1,629	1,376
Right-of-use assets	3,129	4,898
Intangible assets	10,179	8,434
Interest in joint venture	47,908	0
Other long-term assets	397	368
Total non-current assets	63,242	15,076
Total assets	513,692	137,682
Current liabilities
Accounts payable	5,279	3,329
Other current liabilities	30,375	15,430
Lease liabilities, short-term	1,002	1,132
Current income tax payable	149	52
Convertible loans, short-term		0
Total current liabilities	40,436	19,943
Non-current liabilities
Convertible loans, long-term		0
Convertible loans, derivatives	73,208	0
Deferred gain of joint venture	23,539	0
Lease liabilities, long-term	2,465	3,899
Defined benefit pension liabilities	3,543	2,684
Other non-current liabilities	221	0
Total non-current liabilities	137,751	6,583
Total liabilities	178,187	26,526
Equity attributable to owners of the parent
Share capital	6,314	4,361
Share premium	981,056	549,922
Treasury shares	(4)	(100)
Other reserves	42,753	5,473
Cumulative translation adjustments	245	69
Cumulative translation adjustments	(694,859)	(448,569)
Total equity attributable to owners of the parent	335,505	111,156
Total liabilities and equity	$ 513,692	$ 137,682